GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      December 31, 2000




-------------------------------------------------------------------------------
                                                    Principal
                                                      Amount
Issuer                                            (000's omitted)   Value
-------------------------------------------------------------------------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION - 46.3%
--------------------------------------------------------------------------------
6.50%, 2009                                            $  123   $   124,239
6.50%, 2011                                             2,375     2,400,012
6.50%, 2019                                               240       239,867
7.00%, 2008                                               637       635,384
7.00%, 2009                                             1,183     1,187,797
7.00%, 2013                                             3,832     3,899,276
7.00%, 2019                                             4,591     4,599,958
7.00%, 2020                                             1,367    1,368, 797
7.25%, 2022                                                 4         4,144
8.00%, 2006                                                71        72,981
8.00%, 2007                                                74        75,558
8.00%, 2017                                               100       103,964
8.00%, 2021                                               124       127,708
8.00%, 2022                                                68        70,361
9.50%, 2016                                                 1           671
9.50%, 2017                                                21        21,979
9.50%, 2018                                                15        16,390
9.50%, 2019                                                22        23,329
9.50%, 2020                                                16        17,259
                                                                -----------
TOTAL GOVERNMENT NATIONAL
    MORTGAGE ASSOCIATION                                         14,989,674
                                                                -----------
U.S. & OTHER GOVERNMENT OBLIGATIONS - 49.2%
---------------------------------------------------------------------------
Israel State U.S. Government
  Guaranteed Notes,
  5.70% due 2/15/03                                     5,000     4,995,300
  6.125% due 3/15/03                                    4,300     4,332,895
                                                                -----------
                                                                  9,328,195
                                                                -----------
United States Treasury Notes,
  6.625% due 4/30/02                                    1,500     1,522,500
  5.125% due 12/31/02                                   4,000     4,001,240
  3.875% due 1/15/09*                                   1,053     1,061,228
                                                                -----------
                                                                  6,584,968
                                                                -----------
TOTAL U.S. & OTHER
  GOVERNMENT OBLIGATIONS                                         15,913,163
                                                                -----------

SHORT-TERM OBLIGATIONS - 12.7%
--------------------------------------------------------------------------------
Westdeutsche Landesbank
  Repurchase Agreement
  6.00% due 1/02/01 proceeds
  at maturity $4,110,739
  (collateralized by $3,800,000
  U.S. Treasury Note
  7.875% due 11/15/04
  valued at $4,194,250)                                         $  4,108,000
                                                                ------------

TOTAL INVESTMENTS
  (Identified Cost
   $ 35,082,957)                                        108.2%    35,010,837
OTHER ASSETS,
  LESS LIABILITIES                                       (8.2)    (2,668,885)
                                                       ------   ------------
NET ASSETS                                              100.0%  $ 32,341,952
                                                       ======   ============

* Principal amount of security is adjusted for inflation.

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

====================================================================================
ASSETS:
Investments  at value  (Note  1A)  (Identified  Cost, $ 30,974,957)     $ 30,902,837
Short-Term Obligations (Identified  Cost, $4,108,000)                      4,108,000
Cash                                                                             964
Receivable for  investments  sold                                          1,027,272
Interest  receivable                                                         310,173
------------------------------------------------------------------------------------
    Total assets                                                          36,349,246
------------------------------------------------------------------------------------
LIABILITIES:
Payable for  investments  purchased                                        3,997,695
Payable to affiliates-Investment  advisory fees (Note 2)                       9,599
------------------------------------------------------------------------------------
   Total liabilities                                                       4,007,294
------------------------------------------------------------------------------------
NET ASSETS                                                              $ 32,341,952
====================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                                $ 32,341,952
====================================================================================


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000
====================================================================================
INVESTMENT INCOME (Note 1B):                                            $  3,239,895
EXPENSES:
Investment advisory fees (Note 2)                      $ 181,413
Administrative fees (Note 3)                              25,916
------------------------------------------------------------------------------------
    Total expenses                                       207,329
Less: aggregate amount waived by the Advisor
    and Administrator (Note 3)                           (25,965)
-------------------------------------------------------------------------------------
  Net expenses                                                               181,364
------------------------------------------------------------------------------------
Net investment income                                                      3,058,531
------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions          (211,943)
Unrealized appreciation of investments                 1,004,159
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              792,216
------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                    $  3,850,747
====================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED DECEMBER 31,
                                                       -----------------------------
                                                            2000           1999
====================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                  $  3,058,531     $  3,549,138
Net realized  loss on investment  transactions            (211,943)         (717,522)
Unrealized appreciation (depreciation) of investments    1,004,159        (1,091,773)
------------------------------------------------------------------------------------
Net increase in net assets resulting from operations    3 ,850,747         1,739,843
------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                               8,472,107       24,866,329
Value of withdrawals                                    (43,586,705)     (47,147,153)
------------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                             (35,114,598)     (22,280,824)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                              (31,263,851)     (20,540,981)
------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      63,605,803       84,146,784
------------------------------------------------------------------------------------
End of period                                          $ 32,341,952     $ 63,605,803
====================================================================================



FINANCIAL HIGHLIGHTS



                                                          YEAR ENDED DECEMBER 31,
                                                  --------------------------------------
                                                    2000    1999    1998    1997    1996
========================================================================================
Ratios/supplemental Data:
Net Assets, End of Period (000'S Omitted)        $32,342  $63,606 $84,147 $61,298 $53,499
Ratio of Expenses to Average Net Assets            0.35%    0.35%   0.35%   0.35%   0.35%
Ratio of Net Investment Income
    to Average Net Assets                          5.90%    5.45%   5.49%   5.65%   5.75%
Portfolio Turnover                                  340%     201%    288%    126%    100%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to Average Net Assets                      0.40%   0.40%     0.40%   0.41% 0.40%
Net Investment Income to Average Net Assets         5.85%   5.40%     5.44%   5.59% 5.70%
=========================================================================================

See Notes to Financial Statements

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acted as the Portfolio's Administrator through October 31, 2000 and the Sub-Administrator thereafter. Citibank acted as the Fund Sub-Administrator through October 31, 2000 and the Administrator thereafter. Citibank is a wholly-owned subsidiary of Citigroup Inc.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discounts earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

     Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

     G. FUTURES CONTRACTS The Portfolio may engage in futures transactions.The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument.Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

     Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract.The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at December 31, 2000.

     H. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $181,413, of which $49 was voluntarily waived for the year ended December 31, 2000. The investment advisory fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $25,916, all of which was voluntarily waived, for the year ended December 31, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $157,025,777 and $171,642,860, respectively, for the year ended December 31, 2000.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2000, as computed on a federal income tax basis, are as follows:


Aggregate  cost                                                     $35,082,957
===============================================================================
Gross   unrealized   appreciation                                   $   103,781
Gross   unrealized depreciation                                        (175,901)
--------------------------------------------------------------------------------
Net unrealized depreciation                                           $ (72,120)
================================================================================

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

6. EXPENSE FEES SFG has entered into an expense  agreement  with the  Portfolio.
SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

     The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.35% of the Portfolio's average daily net assets.

7. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2000, the commitment fee allocated to the Portfolio was $130. Since the line of credit was established, there have been no borrowings by the Portfolio.

GOVERNMENT INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, GOVERNMENT INCOME PORTFOLIO:

     We have  audited  the  accompanying  statement  of assets and  liabilities, including the portfolio of investments, of Government Income Portfolio (the "Portfolio"), a series of The Premium Portfolios, at December 31, 2000 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also incudes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio at December 3l, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
February 2, 2001

TRUSTEES AND OFFICERs

C. OscarMorong, Jr., CHAIRMAN
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon*
E.Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF INVESTMENT ADVISER
** TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF GOVERNMENT INCOME
PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust
Company 225 Franklin Street,  Boston,  MA 02110

AUDITORS
PricewaterhouseCoopers
LLP 160 Federal  Street,  Boston,  MA 02110

LEGAL  COUNSEL
Bingham Dana LLP 150
Federal Street, Boston, MA 02110

================================================================================

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================================================================================










This report is prepared for the information of shareholders of Citi Short-Term U.S. Government Income Fund. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Short-Term U.S. Government Income Fund.

(c)2001 Citicorp       [RECYLCE LOGO] Printed on recycled paper     CFA/USG/1200